Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2010 Fund	Sep. 28, 2024
Fidelity Simplicity RMD 2010 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.09%
Past 5 years	4.37%
Past 10 years	4.21%
Fidelity Simplicity RMD 2010 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.97%
Past 5 years	3.06%
Past 10 years	2.71%
Fidelity Simplicity RMD 2010 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.06%
Past 5 years	2.99%
Past 10 years	2.89%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNH
Average Annual Return:
Past 1 year	10.15%
Past 5 years	4.38%
Past 10 years	4.47%